Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009
Income Tax Contingency [Line Items]
Unrecognized tax benefits at beginning of the year	$ 2.5	$ 3.1	$ 3.1
Lapse of statute of limitation	(2.5)	(0.6)
Unrecognized tax benefits at end of the year		$ 2.5	$ 3.1